SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	3 Months Ended									12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Operating loss	$ (8,541,024)	$ (9,355,293)	$ (9,474,796)	$ (13,763,112)	$ (3,830,190)	$ (129,710)	$ (13,701)	$ (24,912)	$ 0	$ (36,423,391)	$ (168,323)	$ (17,452)
Accumulated deficit	(47,185,525)	(37,128,829)				(215,870)				(37,128,829)	(215,870)
Cash and cash equivalents	164,293	$ 217,694			1,276,040	$ 809				217,694	809	$ 5,427	$ 5,427
Research and development costs	285,889				25,100					1,086,599
Stock based compensation	$ 5,962,525				$ 3,438,718					$ 30,376,431	$ 72,309
Amortization period for customer relationships, brands and other non-contractual intangible assets	3 years									3 years
Common stock issued for acquisition of intellectual property (in shares)	40,000,000									40,000,000
Percentage of outstanding common stock on issued for the acquisition of certain intellectual property	26.00%									26.00%
Number of years of patent remained										5 years
Proposed capital required to bring product/services into market	$ 582,800,000									$ 582,800,000
Common Stock
Summary Of Significant Accounting Policies [Line Items]
Common stock issued for acquisition of intellectual property (in shares)											40,000,000
Number of shares cancelled without consideration											80,000,000
Percentage increase in beneficial ownership of Company's common stock											50.00%